Valuation And Qualifying Accounts (Parenthetical) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Valuation And Qualifying Accounts [Abstract]
Deferred income tax assets for state income tax NOLs	$ 56,700,000	$ 52,700,000	$ 42,100,000
Deferred Tax Assets, Valuation Allowance	49,743,000	48,977,000	38,631,000
Deferred tax assets for federal NOLs	25,500,000	7,900,000
Deferred income tax assets for federal income tax NOLs, valuation allowance	$ 200,000	$ 0